OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities
OTHER NON-CURRENT LIABILITIES:

	December 31, 2017	January 1, 2017

Employee benefit obligation - Statutory severance and pre-notice	$16,096	$14,579
Employee benefit obligation - Defined contribution plan	3,216	2,444
Provisions	17,829	17,546
	$37,141	$34,569

Disclosure of net defined benefit liability
Statutory severance and pre-notice obligations:

	December 31, 2017	January 1, 2017

Obligation, beginning of fiscal year	$14,579	$8,882
Service cost	12,424	10,953
Interest cost	6,171	5,839
Actuarial loss(1)	64	5,239
Foreign exchange gain	(389)	(527)
Benefits paid	(16,753)	(15,807)
Obligation, end of fiscal year	$16,096	$14,579
(1) The actuarial loss is due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Disclosure of other provisions
Provisions:

	Decommissioning
	and site	Lease exit
	restoration costs	costs	Total

Balance, January 1, 2017	$16,024	$1,522	$17,546
Changes in estimates made during the fiscal year	237	—	237
Provisions utilized during the fiscal year	—	(265)	(265)
Accretion of interest	311	—	311
Balance, December 31, 2017	$16,572	$1,257	$17,829